Segment information	12 Months Ended
Dec. 31, 2017
Segment information
Segment information

Note 28 – Segment information

Until 2016, the Telecom Group carried out its activities through six companies grouped in operating segments. While the segment information as of December 31, 2017, includes additionally Tuves Paraguay’s operations corresponding to 2°semester of 2017, which were included in “Mobile Services – Núcleo”.

On January 1, 2018, the Corporate Reorganization described in Note 31 was effective. Although Personal’s operations were absorbed by Telecom, since that date the Management keeps a separate assessment of the operations carried out by Personal.  As a consequence, the segment information for year 2017 shows the operations of Mobile Services – Personal as an independent reportable segment.

The Telecom Group has combined the operating segments into three reportable segments: “Fixed Services”, “Personal Mobile Services” and “Núcleo Mobile Services” based on the nature of products provided by the entities and taking into account the regulatory and economic framework in which each entity operates.

Segment financial information for the years 2017, 2016 and 2015 was as follows:

For the year ended December 31, 2017

❑	Income statement information

	Fixed	Mobile Services
	Services	Personal	Núcleo	Subtotal	Eliminations	Total
Total revenues and other income (1)	22,952	42,128	2,997	45,125	(2,758)	65,319
Employee benefit expenses and severance payments	(9,625)	(2,876)	(217)	(3,093)	-	(12,718)
Interconnection costs and other telecommunication charges	(1,200)	(3,537)	(220)	(3,757)	1,809	(3,148)
Fees for services, maintenance, materials and supplies	(3,546)	(3,384)	(280)	(3,664)	610	(6,600)
Taxes and fees with the Regulatory Authority	(1,581)	(4,413)	(113)	(4,526)	-	(6,107)
Commissions	(417)	(2,965)	(344)	(3,309)	95	(3,631)
Cost of equipments and handsets	(524)	(6,035)	(125)	(6,160)	-	(6,684)
Advertising	(194)	(915)	(109)	(1,024)	-	(1,218)
Cost of VAS	(45)	(614)	(215)	(829)	-	(874)
Provisions	(183)	(406)	(1)	(407)	-	(590)
Bad debt expenses	(193)	(844)	(76)	(920)	-	(1,113)

Other operating expenses	(1,594)	(1,740)	(190)	(1,930)	244	(3,280)

Operating income before D&A	3,850	14,399	1,107	15,506	-	19,356
Depreciation of PP&E	(2,072)	(2,325)	(642)	(2,967)	-	(5,039)
Amortization of intangible assets	(164)	(1,636)	(89)	(1,725)	-	(1,889)

Disposals and impairment of PP&E	(21)	(295)	-	(295)	-	(316)

Operating income	1,593	10,143	376	10,519	-	12,112

Financial results, net						(486)

Income before income tax expense						11,626

Income tax expense, net						(3,902)

Net income						7,724

Net income attributable to Telecom Argentina						7,630

Net income attributable to non-controlling interest						94

						7,724

(1)

Service revenues	19,797	34,289	2,885	37,174	-	56,971

Equipment sales	663	7,446	106	7,552	-	8,215

Other income	71	62	-	62	-	133

Subtotal third party revenues and other income	20,531	41,797	2,991	44,788	-	65,319

Intersegment revenues	2,421	331	6	337	(2,758)	-

Total revenues and other income	22,952	42,128	2,997	45,125	(2,758)	65,319

❑	Balance sheet information

PP&E, net	15,039	10,901	2,598	13,499	-	28,538
Intangible assets, net	406	6,482	211	6,693	(1)	7,098
Capital expenditures on PP&E (a)	5,254	4,161	490	4,651	-	9,905
Capital expenditures on intangible assets (b)	153	1,032	53	1,085	-	1,238
Total capital expenditures in PP&E and intangible assets (a)+ (b)	5,407	5,193	543	5,736	-	11,143
Total additions on PP&E and intangible assets	6,886	5,173	517	5,690	-	12,576
Net financial debt						(3,260)

❑	Geographic information
	Total revenues and other income		Total non-current assets
	Breakdown by location of operations	Breakdown by location of the Group´s customers	Breakdown by location of operations
Argentina	62,012	61,696	36,429

Abroad	3,307	3,623	2,921

Total	65,319	65,319	39,350

For the year ended December 31, 2016

❑	Income statement information
	Fixed	Mobile Services
	Services	Personal	Núcleo	Subtotal	Eliminations	Total
Total revenues and other income (1)	17,027	35,766	2,649	38,415	(2,119)	53,323
Employee benefit expenses and severance payments	(7,220)	(2,381)	(199)	(2,580)	-	(9,800)
Interconnection costs and other telecommunication charges	(961)	(2,721)	(200)	(2,921)	1,329	(2,553)
Fees for services, maintenance, materials and supplies	(2,311)	(2,975)	(229)	(3,204)	509	(5,006)
Taxes and fees with the Regulatory Authority	(1,118)	(3,925)	(82)	(4,007)	-	(5,125)
Commissions	(327)	(3,286)	(295)	(3,581)	59	(3,849)
Cost of equipments and handsets	(136)	(5,749)	(303)	(6,052)	-	(6,188)
Advertising	(126)	(644)	(104)	(748)	-	(874)
Cost of VAS	(53)	(1,329)	(117)	(1,446)	-	(1,499)
Provisions	(78)	(109)	-	(109)	-	(187)
Bad debt expenses	(152)	(951)	(125)	(1,076)	-	(1,228)

Other operating expenses	(1,276)	(1,378)	(158)	(1,536)	222	(2,590)

Operating income before D&A	3,269	10,318	837	11,155	-	14,424
Depreciation of PP&E	(1,686)	(2,088)	(584)	(2,672)	-	(4,358)
Amortization of intangible assets	(211)	(1,526)	(103)	(1,629)	-	(1,840)

Disposals and impairment of PP&E	1	(384)	-	(384)	-	(383)

Operating income	1,373	6,320	150	6,470	-	7,843

Financial results, net						(2,244)

Income before income tax expense						5,599

Income tax expense, net						(1,594)

Net income						4,005

Net income attributable to Telecom Argentina						3,975

Net income attributable to non-controlling interest						30

						4,005

(1)

Service revenues	14,923	28,049	2,382	30,431	-	45,354
Equipment sales	91	7,535	260	7,795	-	7,886

Other income	66	16	1	17	-	83

Subtotal third party revenues and other income	15,080	35,600	2,643	38,243	-	53,323

Intersegment revenues	1,947	166	6	172	(2,119)	-

Total revenues and other income	17,027	35,766	2,649	38,415	(2,119)	53,323

❑	Balance sheet information
PP&E, net	11,468	9,541	2,156	11,697	-	23,165
Intangible assets, net	429	7,086	78	7,164	(1)	7,592
Capital expenditures on PP&E (a)	3,820	5,249	563	5,812	-	9,632
Capital expenditures on intangible assets (b)	197	1,481	76	1,557	-	1,754
Total capital expenditures in PP&E and intangible assets (a)+ (b)	4,017	6,730	639	7,369	-	11,386
Total additions on PP&E and intangible assets	4,525	6,708	627	7,335	-	11,860
Net financial debt					-	(5,892)

❑	Geographic information
	Total revenues and other income		Total non-current assets
	Breakdown by location of operations	Breakdown by location of the Group´s customers	Breakdown by location of operations
Argentina	50,406	49,958	29,832

Abroad	2,917	3,365	2,520

Total	53,323	53,323	32,352

For the year ended December 31, 2015

❑	Income statement information
	Fixed	Mobile Services
	Services	Personal	Núcleo	Subtotal	Eliminations	Total
Total revenues and other income (1)	12,609	28,203	1,717	29,920	(1,989)	40,540
Employee benefit expenses and severance payments	(5,268)	(1,856)	(129)	(1,985)	-	(7,253)
Interconnection costs and other telecommunication charges	(719)	(2,686)	(154)	(2,840)	1,389	(2,170)
Fees for services, maintenance, materials and supplies	(1,769)	(2,417)	(152)	(2,569)	419	(3,919)
Taxes and fees with the Regulatory Authority	(818)	(3,071)	(54)	(3,125)	-	(3,943)
Commissions	(268)	(2,774)	(199)	(2,973)	48	(3,193)
Cost of equipments and handsets	(82)	(4,328)	(185)	(4,513)	-	(4,595)
Advertising	(108)	(628)	(78)	(706)	-	(814)
Cost of VAS	(38)	(1,136)	(82)	(1,218)	-	(1,256)
Provisions	(17)	(96)	-	(96)	-	(113)
Bad debt expenses	(79)	(462)	(23)	(485)	-	(564)

Other operating expenses	(934)	(960)	(93)	(1,053)	133	(1,854)

Operating income before D&A	2,509	7,789	568	8,357	-	10,866
Depreciation of PP&E	(1,341)	(1,379)	(326)	(1,705)	-	(3,046)
Amortization of intangible assets	(185)	(1,141)	(66)	(1,207)	-	(1,392)

Disposals and impairment of PP&E	(91)	(109)	1	(108)	-	(199)

Operating income	892	5,160	177	5,337	-	6,229

Financial results, net						(1,102)

Income before income tax expense						5,127

Income tax expense, net						(1,692)

Net income						3,435

Net income attributable to Telecom Argentina						3,403

Net income attributable to non-controlling interest						32

						3,435

(1)

Service revenues	10,675	22,258	1,547	23,805	-	34,480
Equipment sales	61	5,796	159	5,955	-	6,016

Other income	39	5	-	5	-	44

Subtotal third party revenues and other income	10,775	28,059	1,706	29,765	-	40,540

Intersegment revenues	1,834	144	11	155	(1,989)	-

Total revenues and other income	12,609	28,203	1,717	29,920	(1,989)	40,540

❑	Balance sheet information
PP&E, net	9,280	6,899	1,784	8,683	-	17,963
Intangible assets, net	443	7,131	86	7,217	(1)	7,659
Capital expenditures on PP&E (a)	2,846	3,157	393	3,550	-	6,396
Capital expenditures on intangible assets (b)	233	3,395	76	3,471	-	3,704
Total capital expenditures in PP&E and intangible assets (a)+ (b)	3,079	6,552	469	7,021	-	10,100
Total additions on PP&E and intangible assets	3,514	7,158	490	7,648	-	11,162
Net financial asset (debt)						(2,277)

❑	Geographic information
	Total revenues and other income		Total non-current assets
	Breakdown by location of operations	Breakdown by location of the Group´s customers	Breakdown by location of operations
Argentina	38,677	38,388	24,844

Abroad	1,863	2,152	2,129

Total	40,540	40,540	26,973